SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
18. SUBSEQUENT EVENTS The Company has evaluated subsequent events through February 21, 2012, the date the financial statements were issued.